Income Tax - Schedule of Net Deferred Tax Asset (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Deferred Tax Asset [Abstract]
Net operating loss carryforwards	$ 170,183	$ 27,143
Total deferred tax asset	170,183	27,143
Valuation allowance	(170,183)	(27,143)
Deferred tax asset, net of allowance